INCOME TAXES	12 Months Ended
Jun. 30, 2015
INCOME TAXES
INCOME TAXES
NOTE 10 — INCOME TAXES
Income tax expense for the years ended June 30, 2015 and 2014 was as follows:
	June 30, 2015	June 30, 2014
Current federal expense	$619	$2,023
Current state expense	148	389
Deferred federal expense (benefit)	1,551	(305)
Deferred state expense (benefit)	372	(57)
Total	$2,690	$2,050

Temporary differences between tax and financial reporting that result in net deferred tax assets are as follows at June 30, 2015 and 2014:
	June 30, 2015	June 30, 2014
Deferred tax assets:
Deferred compensation	$281	$295
Fair value adjustments from acquisition	3,047	—
Acquired net operating loss (“NOL”)	139	—
Allowance for loan losses	382	325
Equity compensation plans	327	203
Securities available-for-sale	15	93
Real estate owned	—	55
Other	96	147
Total deferred tax assets	4,287	1,118
Deferred tax liabilities:
FHLB stock dividends	(82)	(82)
Deferred loan fees, net	(234)	(251)
Prepaid expenses	(126)	(68)
Real estate owned	(16)	—
Basis difference in premises and equipment	(63)	(67)
Total deferred tax liabilities	(521)	(468)
Net deferred tax asset	$3,766	$650

A NOL of  $375 was acquired from the Stephens Federal acquisition at December 1, 2014. At June 30, 2015, the NOL remaining totaled $364 with a deferred tax asset of  $139. The NOL will expire in 2034. The realization of the deferred tax asset resulting from the NOL is dependent upon generating sufficient taxable income prior to the NOL’s expiration. In assessing the realizability of the deferred tax asset, management considered whether it is more likely than not that some portion or all of the deferred tax asset would not be realized. Based on the Company’s current and expected future financial performance as well as strong asset quality, management determined that no valuation allowance was necessary at June 30, 2015.

Retained earnings as of June 30, 2015 and 2014 includes approximately $5,284 representing reserve method bad debt reserves originating prior to December 31, 1987 for which no deferred income taxes are required to be provided. These reserves may be included in taxable income if the Company pays dividends in excess of its accumulated earnings and profits (as defined by the Internal Revenue Code) or in the event of a distribution in partial or complete liquidation of the Company.

A reconciliation of the amount computed by applying the federal statutory rate (34%) to pretax income with income tax expense (benefit) for the years ended June 30, 2015 and 2014 is as follows:
	June 30, 2015		June 30, 2014
	Amount	%	Amount	%
Tax at statutory federal income tax rate	$2,449	34.00%	$1,937	34.00%
Increase (decrease) resulting from:
State income tax expense	293	4.07	219	3.84
Life insurance benefits	(97)	(1.35)	(105)	(1.84)
Tax exempt interest income	(56)	(0.77)	(6)	(0.11)
Acquisition related costs	96	1.34	—	0.00
Other – net	5	0.07	5	0.08
Total	$2,690	37.36%	$2,050	35.97%

The Company does not have any uncertain tax positions and does not have any interest and penalties recorded in the consolidated statements of income and comprehensive income for the years ended June 30, 2015 and 2014. The Company is subject to U.S. federal income tax as well as income tax of the states of South Carolina and Georgia. The Company is no longer subject to examination by taxing authorities for years before 2007.